Earnings Per Common Share Attributable to Pfizer Inc. Common Shareholders	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Earnings Per Common Share Attributable to Pfizer Inc. Common Shareholders
Earnings Per Common Share Attributable to Pfizer Inc. Common Shareholders

The following table provides the detailed calculation of Earnings per common share (EPS):
	Year Ended December 31,
(IN MILLIONS)	2016	2015	2014
EPS Numerator––Basic
Income from continuing operations	$7,229	$6,975	$9,119
Less: Net income attributable to noncontrolling interests	31	26	32
Income from continuing operations attributable to Pfizer Inc.	7,198	6,949	9,087
Less: Preferred stock dividends––net of tax	1	1	1
Income from continuing operations attributable to Pfizer Inc. common shareholders	7,197	6,948	9,086
Discontinued operations––net of tax	17	11	48
Less: Discontinued operations––net of tax, attributable to noncontrolling interests	—	—	—
Discontinued operations––net of tax, attributable to Pfizer Inc. common shareholders	17	11	48
Net income attributable to Pfizer Inc. common shareholders	$7,214	$6,959	$9,134
EPS Numerator––Diluted
Income from continuing operations attributable to Pfizer Inc. common shareholders and assumed conversions	$7,197	$6,948	$9,087
Discontinued operations––net of tax, attributable to Pfizer Inc. common shareholders and assumed conversions	17	11	48
Net income attributable to Pfizer Inc. common shareholders and assumed conversions	$7,214	$6,960	$9,135
EPS Denominator
Weighted-average number of common shares outstanding––Basic	6,089	6,176	6,346
Common-share equivalents: stock options, stock issuable under employee compensation plans, convertible preferred stock and accelerated share repurchase agreements(a)	70	81	78
Weighted-average number of common shares outstanding––Diluted(a)	6,159	6,257	6,424
Stock options that had exercise prices greater than the average market price of our common stock issuable under employee compensation plans(b)	63	50	44

(a)
Amount for 2016 reflects the adoption of a new accounting standard, as of January 1, 2016, that requires when applying the treasury stock method for shares that could be repurchased, the assumed proceeds no longer include the amount of excess tax benefit (see Note 1B).

(b)
These common stock equivalents were outstanding for the years ended December 31, 2016, 2015 and 2014, but were not included in the computation of diluted EPS for those periods because their inclusion would have had an anti-dilutive effect.